Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 10,714	$ 3,414	$ 7,282
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,475	1,765	1,425
Depreciation expense	1,797	1,735	1,782
Net amortization of investment securities, premiums, and discounts	1,506	1,664	1,903
Stock based compensation expense	0	3	17
Change in fair value of mortgage servicing rights	27	93	529
Investment securities gain, net	(255)	(5)	(602)
Loss on sales and dispositions of premises and equipment	3	123	(1)
Gain on sales and dispositions of other real estate and repossessed assets	(14)	(45)	(207)
Provision for other real estate owned	26	284	213
(Increase) decrease in accrued interest receivable	(535)	(444)	(330)
Increase in cash surrender value - life insurance	(58)	(75)	(61)
Decrease (increase) in other assets	854	(808)	317
Decrease in deferred tax asset due to tax reform reclass	0	4,105	0
Increase (decrease) in accrued interest payable	481	56	116
Decrease in other liabilities	667	923	387
Origination of mortgage loans for sale	(36,469)	(33,245)	(36,017)
Proceeds from the sale of mortgage loans	36,990	33,794	37,896
Gain on sale of mortgage loans, net	(721)	(770)	(851)
Other, net	(186)	(88)	(267)
Net cash provided by operating activities	16,302	12,479	13,531
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(8,787)	(3,460)	0
Proceeds from maturities of certificates of deposit in other banks	0	1,000	0
Net increase in loans	(79,298)	(95,355)	(112,353)
Purchase of available-for-sale debt securities	(103,078)	(64,611)	(113,357)
Proceeds from maturities of available-for-sale debt securities	34,586	31,053	51,855
Proceeds from calls of available-for-sale debt securities	1,685	8,175	17,855
Proceeds from sales of available-for-sale debt securities	77,168	11,653	60,720
Purchases of FHLB stock	(4,713)	(2,483)	(1,759)
Proceeds from sales of FHLB stock	5,591	1,242	0
Purchases of premises and equipment	(2,326)	(1,266)	(1,262)
Proceeds from sales of premises and equipment	13	12	9
Proceeds from sales of other real estate and repossessed assets	585	1,115	4,057
Net cash used in investing activities	(78,574)	(112,925)	(94,235)
Cash flows from financing activities:
Net increase in demand deposits	17,477	9,405	27,940
Net increase in interest-bearing transaction accounts	29,572	115,737	27,651
Net increase (decrease) in time deposits	25,607	(9,996)	7,878
Net increase in federal funds purchased and securities sold under agreements to repurchase	(2,913)	(3,947)	(25,327)
Repayment of FHLB advances and other borrowings	(220,542)	(183,188)	(24,000)
FHLB advances	194,313	211,670	66,900
Issuance of stock under equity compensation plan	135	0	0
Purchase of treasury stock	(179)	(878)	(623)
Cash dividends paid - common stock	(1,993)	(1,474)	(1,097)
Net cash provided by financing activities	41,477	137,329	79,322
Net (decrease) increase in cash and cash equivalents	(20,795)	36,883	(1,382)
Cash and cash equivalents, beginning of period	62,878
Cash and cash equivalents, end of period	42,083	62,878
Cash paid during the year for:
Interest	12,719	7,951	5,547
Income taxes	241	3,975	3,760
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	635	374	2,233
Other real estate transferred from other assets	471	0	0
Stock dividends	$ 5,014	$ 4,166	$ 3,149